UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2023

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

● Check your account balance and transactions

● View statements and tax forms

● Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of April 30, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2022 to April 30, 2023 (Unaudited)

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2022 to April 30, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2022 to April 30, 2023 (Unaudited)

Delaware Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/22	4/30/23	Expense Ratio	11/1/22 to 4/30/23*
Actual Fund return†
Class A	$1,000.00	$1,076.70	0.70%	$3.60
Class C	1,000.00	1,072.70	1.45%	7.45
Class R	1,000.00	1,076.90	0.95%	4.89
Institutional Class	1,000.00	1,079.50	0.45%	2.32
Class R6	1,000.00	1,079.90	0.36%	1.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.32	0.70%	$3.51
Class C	1,000.00	1,017.60	1.45%	7.25
Class R	1,000.00	1,020.08	0.95%	4.76
Institutional Class	1,000.00	1,022.56	0.45%	2.26
Class R6	1,000.00	1,023.01	0.36%	1.81

*“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations

Delaware Diversified Income Fund	As of April 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	3.06%
Agency Commercial Mortgage-Backed Securities	0.19%
Agency Mortgage-Backed Securities	26.65%
Collateralized Debt Obligations	1.65%
Convertible Bonds	0.41%
Corporate Bonds	38.06%
Banking	5.95%
Basic Industry	2.05%
Brokerage	0.22%
Capital Goods	1.59%
Communications	5.11%
Consumer Cyclical	1.46%
Consumer Non-Cyclical	3.87%
Electric	4.12%
Energy	3.71%
Finance Companies	1.84%
Financials	0.11%
Government Agency	1.16%
Industrials	0.12%
Insurance	2.25%
Natural Gas	0.33%
Real Estate	0.16%
Technology	1.83%
Transportation	2.17%
Utilities	0.01%
Municipal Bonds	0.56%
Non-Agency Asset-Backed Securities	1.67%
Non-Agency Collateralized Mortgage Obligations	2.37%
Non-Agency Commercial Mortgage-Backed Securities	9.13%
Loan Agreements	3.18%
Sovereign Bonds	1.49%
US Treasury Obligations	6.30%
Common Stock	0.06%
Options Purchased	0.03%
Short-Term Investments	4.83%
Total Value of Securities Before Options Written	99.64%

3

Security type / sector allocations

Delaware Diversified Income Fund

Security type / sector	Percentage of net assets
Options Written	(0.01)%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%
4

Schedule of investments
Delaware Diversified Income Fund	April 30, 2023 (Unaudited)
	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 3.06%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	3,207	$3,219
Series 2002-T19 A1 6.50% 7/25/42	39,875	41,161
Series 2004-T1 1A2 6.50% 1/25/44	10,092	10,446
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	9,463	9,367
Series 2003-W1 2A 5.241% 12/25/42 •	5,910	5,773
Series 2004-W11 1A2 6.50% 5/25/44	108,081	111,812
Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	58,205	55,736
Series 2013-44 Z 3.00% 5/25/43	23,257	19,639
Series 2015-34 OK 0.903% 3/25/44 Ω, ^	47,237	46,969
Series 2017-40 GZ 3.50% 5/25/47	2,046,046	1,880,516
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,327,428
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,764,789	1,561,536
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.07% (LIBOR01M + 1.05%) 12/25/29 •	1,406,786	1,407,220
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 7.07% (LIBOR01M + 2.05%) 11/25/49 #, •	58,874	58,874
Series 2020-DNA2 M2 144A 6.87% (LIBOR01M + 1.85%) 2/25/50 #, •	593,737	592,994
Series 2020-DNA6 M2 144A 6.815% (SOFR + 2.00%) 12/25/50 #, •	7,678,374	7,678,351
Series 2020-HQA2 M2 144A 8.12% (LIBOR01M + 3.10%) 3/25/50 #, •	1,564,237	1,600,665
Series 2021-DNA1 M2 144A 6.615% (SOFR + 1.80%) 1/25/51 #, •	15,360,192	15,206,874
Series 2021-DNA3 M2 144A 6.915% (SOFR + 2.10%) 10/25/33 #, •	6,770,000	6,592,866
Series 2021-HQA1 M2 144A 7.065% (SOFR + 2.25%) 8/25/33 #, •	19,385,025	18,876,350
Series 2021-HQA2 M2 144A 6.865% (SOFR + 2.05%) 12/25/33 #, •	13,430,000	12,831,465
Series 2022-DNA1 M2 144A 7.315% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,294,531

5

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMICs Trust
Series 2021-DNA5 M2 144A 6.465% (SOFR + 1.65%) 1/25/34 #, •	7,117,788	$7,062,341
Series 2022-DNA2 M2 144A 8.565% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	1,960,000
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	12,175	12,945
Series T-58 2A 6.50% 9/25/43 ♦	175,844	180,203
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	789,875
Series 2013-182 CZ 2.50% 12/20/43	1,239,552	1,116,334
Total Agency Collateralized Mortgage Obligations (cost $89,264,051)		87,335,490

Agency Commercial Mortgage-Backed Securities — 0.19%
FREMF Mortgage Trust
Series 2014-K37 B 144A 4.716% 1/25/47 #, •	4,550,000	4,491,223
Series 2015-K44 B 144A 3.846% 1/25/48 #, •	1,000,000	968,731
Series 2017-K71 B 144A 3.881% 11/25/50 #, •	80,000	75,315
Total Agency Commercial Mortgage-Backed Securities (cost $5,970,592)		5,535,269

Agency Mortgage-Backed Securities — 26.65%
Fannie Mae
3.00% 2/1/57	123,200	109,603
Fannie Mae S.F. 15 yr
2.00% 3/1/36	2,472,209	2,231,619
2.50% 7/1/36	13,233,595	12,322,609
Fannie Mae S.F. 20 yr
2.00% 3/1/41	7,883,229	6,797,407
2.00% 5/1/41	7,422,426	6,363,897
3.00% 9/1/37	2,360,027	2,220,397
Fannie Mae S.F. 30 yr
2.00% 11/1/50	10,102,717	8,445,632
2.00% 12/1/50	8,258,004	6,895,472
2.00% 1/1/51	2,664,623	2,244,335
2.00% 2/1/51	7,369,414	6,188,768
2.00% 3/1/51	763,526	637,086
2.00% 8/1/51	3,692,794	3,082,722
2.00% 1/1/52	9,383,380	7,878,415

6

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 9/1/50	7,316,154	$6,411,946
2.50% 10/1/50	5,624,321	4,885,523
2.50% 4/1/51	4,444,818	3,846,925
2.50% 6/1/51	9,827,688	8,612,462
2.50% 8/1/51	18,746,442	16,376,205
2.50% 2/1/52	12,249,839	10,616,193
3.00% 10/1/46	621,771	571,118
3.00% 4/1/47	5,109,821	4,677,689
3.00% 11/1/48	1,922,572	1,762,073
3.00% 12/1/49	12,026,317	10,931,867
3.00% 7/1/50	2,112,029	1,909,784
3.00% 8/1/50	1,894,228	1,714,394
3.00% 5/1/51	1,451,745	1,318,325
3.00% 7/1/51	11,659,501	10,565,567
3.00% 8/1/51	11,072,004	10,009,829
3.00% 12/1/51	1,647,293	1,490,850
3.00% 2/1/52	7,694,544	6,947,164
3.50% 2/1/47	4,532,766	4,323,481
3.50% 7/1/47	5,697,087	5,435,176
3.50% 1/1/48	2,211,706	2,088,369
3.50% 2/1/48	3,938,842	3,715,847
3.50% 12/1/49	718,118	677,450
3.50% 3/1/50	2,161,875	2,049,350
3.50% 8/1/50	6,329,908	5,976,608
3.50% 1/1/52	17,775,068	16,546,843
3.50% 5/1/52	7,640,278	7,161,657
3.50% 6/1/52	31,777,167	29,530,708
4.00% 3/1/47	4,564,266	4,448,025
4.00% 4/1/47	1,276,051	1,246,684
4.00% 10/1/48	6,640,182	6,482,767
4.00% 5/1/51	5,907,580	5,717,795
4.00% 9/1/52	981,168	938,047
4.50% 6/1/40	14,926	14,979
4.50% 7/1/40	20,504	20,097
4.50% 8/1/41	23,810	23,895
4.50% 4/1/44	172,609	172,629
4.50% 2/1/46	17,146	17,149
4.50% 5/1/46	377,052	378,393
4.50% 4/1/48	1,711,520	1,724,987
4.50% 9/1/48	22,171	21,966
4.50% 1/1/49	11,838,143	11,792,441

7

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 1/1/50	4,246,178	$4,237,200
4.50% 4/1/50	1,962,000	1,953,453
4.50% 9/1/52	4,592,628	4,489,835
4.50% 10/1/52	56,715,599	55,458,272
4.50% 2/1/53	14,141,979	13,824,999
5.00% 7/1/47	272,863	277,869
5.00% 7/1/49	6,736,058	6,799,789
5.00% 1/1/51	7,305,730	7,363,820
5.00% 7/1/52	8,000,683	7,980,575
5.00% 10/1/52	23,145,585	23,170,006
5.50% 5/1/44	7,815,662	8,098,142
5.50% 10/1/52	19,245,493	19,502,148
5.50% 11/1/52	9,767,506	9,933,197
5.50% 12/1/52	1,320,457	1,331,409
5.50% 3/1/53	28,490,978	28,727,276
6.00% 6/1/41	3,607,105	3,744,644
6.00% 7/1/41	10,071,467	10,505,681
6.00% 1/1/42	2,887,221	3,011,561
Freddie Mac S.F. 15 yr
2.00% 12/1/35	11,539,638	10,469,972
3.00% 3/1/35	23,628,097	22,497,483
Freddie Mac S.F. 20 yr
2.50% 6/1/41	15,590,495	13,921,294
3.00% 4/1/42	1,177,840	1,078,815
5.00% 11/1/42	7,237,159	7,245,181
Freddie Mac S.F. 30 yr
2.00% 2/1/52	8,174,884	6,805,002
2.00% 3/1/52	3,217,042	2,677,080
2.50% 10/1/50	6,637,292	5,816,870
2.50% 2/1/51	11,184,838	9,801,949
2.50% 10/1/51	16,965,578	14,799,403
3.00% 11/1/46	93,078	85,463
3.00% 1/1/47	4,734,872	4,337,615
3.00% 1/1/50	1,773,937	1,614,619
3.00% 7/1/50	2,539,093	2,311,276
3.00% 5/1/51	14,521,549	13,314,698
3.00% 8/1/51	3,902,549	3,532,649
3.00% 8/1/52	11,710,144	10,599,271
3.50% 11/1/48	5,326,343	5,047,425
3.50% 4/1/52	19,866,495	18,528,461
4.00% 9/1/52	36,577,903	35,054,896

8

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 3/1/42	18,365	$18,450
4.50% 1/1/49	7,061,233	7,010,470
4.50% 8/1/49	4,394,628	4,385,473
5.00% 7/1/52	7,606,159	7,613,753
5.50% 9/1/41	5,254,639	5,450,478
5.50% 9/1/52	10,845,275	11,035,037
5.50% 11/1/52	6,712,760	6,812,150
5.50% 2/1/53	9,207,947	9,334,891
5.50% 3/1/53	11,137,724	11,374,588
GNMA I S.F. 30 yr
3.00% 3/15/50	1,037,105	955,411
5.50% 10/15/42	4,634,924	4,839,526
GNMA II S.F. 30 yr
3.00% 8/20/50	1,839,086	1,710,896
5.00% 9/20/52	3,760,321	3,743,799
5.50% 5/20/37	268,888	280,167
5.50% 6/20/49	7,385,896	7,536,703
6.50% 6/20/39	1,301	1,375
Total Agency Mortgage-Backed Securities (cost $812,913,565)		760,623,684

Collateralized Debt Obligations — 1.65%
AMMC CLO 22 Series 2018-22A A 144A 6.285% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #, •	4,400,000	4,355,868
Apex Credit CLO Series 2018-1A A2 144A 6.285% (LIBOR03M + 1.03%) 4/25/31 #, •	11,200,000	10,985,363
Black Diamond CLO DAC Series 2017-2A A2 144A 6.55% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #, •	2,341,814	2,327,236
Catamaran CLO Series 2014-1A A1BR 144A 6.663% (LIBOR03M + 1.39%) 4/22/30 #, •	5,000,000	4,843,700
Man GLG US CLO Series 2018-1A A1R 144A 5.948% (LIBOR03M + 1.14%) 4/22/30 #, •	14,700,000	14,441,765
Saranac CLO VII Series 2014-2A A1AR 144A 6.145% (LIBOR03M + 1.23%) 11/20/29 #, •	141,177	140,161
Signal Peak CLO 5 Series 2018-5A A 144A 6.365% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	8,400,000	8,316,454
Venture 42 CLO Series 2021-42A A1A 144A 6.39% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	300,000	292,078

9

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations (continued)
Zais CLO 17 Series 2021-17A A1A 144A 6.58% (LIBOR03M + 1.33%, Floor 1.33%) 10/20/33 #, •	1,500,000	$1,479,714
Total Collateralized Debt Obligations (cost $47,945,491)		47,182,339

Convertible Bonds — 0.41%
Kaman 3.25% exercise price $65.27, maturity date 5/1/24	8,044,000	7,609,624
Spirit Airlines 1.00% exercise price $42.63, maturity date 5/15/26	4,927,000	4,020,432
Total Convertible Bonds (cost $12,481,731)		11,630,056

Corporate Bonds — 38.06%
Banking — 5.95%
Access Bank 144A 6.125% 9/21/26 #	1,120,000	891,184
Akbank TAS 144A 6.80% 2/6/26 #	955,000	916,319
Banco Continental 144A 2.75% 12/10/25 #	1,490,000	1,343,674
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	980,000	900,798
Banco GNB Sudameris 144A 7.50% 4/16/31 #, µ	1,265,000	942,425
Banco Industrial 144A 4.875% 1/29/31 #, µ	555,000	520,110
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, µ, y	520,000	492,310
Bancolombia 6.909% 10/18/27 µ	665,000	622,470
Bank Hapoalim 144A 3.255% 1/21/32 #, µ	920,000	771,986
Bank Leumi Le-Israel
144A 5.125% 7/27/27 #	760,000	755,288
144A 7.129% 7/18/33 #, µ	1,025,000	999,452
Bank of America
2.482% 9/21/36 µ	13,120,000	10,034,680
5.288% 4/25/34 µ	5,965,000	6,009,616
6.204% 11/10/28 µ	7,735,000	8,071,213
Bank of New York Mellon 4.70% 9/20/25 µ, y	6,728,000	6,568,210
Barclays 7.385% 11/2/28 µ	1,779,000	1,895,964
BBVA Bancomer 144A 5.875% 9/13/34 #, µ	1,000,000	905,810
BPCE 144A 5.125% 1/18/28 #	2,555,000	2,561,217
Citigroup 5.61% 9/29/26 µ	6,705,000	6,786,897
Citizens Bank 6.064% 10/24/25 µ	4,740,000	4,589,165
Credit Suisse 7.95% 1/9/25	1,425,000	1,452,089

10

	Principal
	amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
3.729% 1/14/32 µ		3,669,000	$2,762,773
3.742% 1/7/33 µ		1,774,000	1,293,859
6.72% 1/18/29 µ		2,330,000	2,371,257
Fifth Third Bank 5.852% 10/27/25 µ		5,875,000	5,840,781
Hana Bank 144A 1.25% 12/16/26 #		740,000	655,586
Huntington National Bank
4.552% 5/17/28 µ		2,957,000	2,829,044
5.65% 1/10/30		1,885,000	1,880,148
ICICI Bank 144A 4.00% 3/18/26 #		545,000	527,866
Itau Unibanco Holding 144A 3.875% 4/15/31 #, µ		830,000	780,200
JPMorgan Chase & Co. 3.109% 4/22/51 µ		1,215,000	865,750
KeyBank 5.00% 1/26/33		5,410,000	5,034,703
KeyCorp 4.789% 6/1/33 µ		1,350,000	1,228,629
Morgan Stanley
0.495% 10/26/29 µ	EUR	4,650,000	4,194,894
2.484% 9/16/36 µ		12,523,000	9,633,209
5.25% 4/21/34 µ		4,250,000	4,300,041
6.138% 10/16/26 µ		2,120,000	2,177,247
6.296% 10/18/28 µ		4,028,000	4,234,031
6.342% 10/18/33 µ		1,930,000	2,099,881
NBK SPC 144A 1.625% 9/15/27 #, µ		1,780,000	1,597,721
PNC Bank 4.05% 7/26/28		6,875,000	6,544,269
PNC Financial Services Group 5.671% 10/28/25 µ		2,775,000	2,780,681
Popular 7.25% 3/13/28		1,910,000	1,892,860
Shinhan Bank 3.875% 3/24/26		775,000	738,243
Shinhan Financial Group 144A 3.34% 2/5/30 #, µ		545,000	522,708
Standard Chartered 144A 6.301% 1/9/29 #, µ		835,000	856,872
SVB Financial Group
1.80% 2/2/31 ‡		2,130,000	1,274,592
4.00% 5/15/26 µ, ‡, y		6,135,000	467,887
4.57% 4/29/33 µ, ‡		7,192,000	4,609,353
Toronto-Dominion Bank 4.108% 6/8/27		2,074,000	2,019,350
Truist Bank 2.636% 9/17/29 µ		15,293,000	14,337,278
Truist Financial
4.95% 9/1/25 µ, y		4,255,000	4,008,635
6.123% 10/28/33 µ		1,676,000	1,744,632

11

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, µ		690,000	$640,837
UBS Group 0.25% 11/5/28 µ	EUR	2,350,000	2,120,645
US Bancorp
2.491% 11/3/36 µ		8,005,000	6,130,861
4.653% 2/1/29 µ		533,000	519,131
4.839% 2/1/34 µ		1,760,000	1,687,250
5.727% 10/21/26 µ		1,645,000	1,657,479
Wells Fargo & Co. 5.389% 4/24/34 µ		2,870,000	2,921,595
			169,813,655
Basic Industry — 2.05%
Anglo American Capital 144A 5.50% 5/2/33 #		1,105,000	1,104,849
AngloGold Ashanti Holdings 3.375% 11/1/28		680,000	614,374
Antofagasta 144A 5.625% 5/13/32 #		570,000	571,510
Braskem Netherlands Finance 144A 7.25% 2/13/33 #		965,000	925,281
Celanese US Holdings
6.05% 3/15/25		4,800,000	4,819,690
6.165% 7/15/27		1,050,000	1,063,629
CSN Resources
144A 5.875% 4/8/32 #		875,000	720,862
144A 7.625% 4/17/26 #		570,000	572,327
First Quantum Minerals
144A 6.875% 10/15/27 #		555,000	539,335
144A 7.50% 4/1/25 #		620,000	619,132
FMG Resources August 2006 144A 6.125% 4/15/32 #		4,350,000	4,215,422
Georgia-Pacific 8.00% 1/15/24		11,171,000	11,352,034
ICL Group 144A 6.375% 5/31/38 #		657,000	655,459
Indika Energy Capital IV 144A 8.25% 10/22/25 #		1,055,000	1,047,607
Metinvest 144A 7.75% 10/17/29 #		1,410,000	817,800
Newmont
2.25% 10/1/30		5,370,000	4,529,163
2.60% 7/15/32		3,230,000	2,718,583
2.80% 10/1/29		11,440,000	10,207,480
Novelis 144A 4.75% 1/30/30 #		1,775,000	1,608,840
Nutrien 4.90% 3/27/28		1,075,000	1,080,001
Sasol Financing USA
6.50% 9/27/28		650,000	601,113
144A 8.75% 5/3/29 #		760,000	763,051
Sherwin-Williams 3.30% 5/15/50		7,980,000	5,717,284

12

	Principal
	amount°		Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Stillwater Mining 144A 4.50% 11/16/29 #		850,000	$704,327
Vale Overseas 3.75% 7/8/30		1,045,000	932,891
			58,502,044
Brokerage — 0.22%
Jefferies Financial Group
2.625% 10/15/31		4,525,000	3,648,296
6.50% 1/20/43		2,615,000	2,733,449
			6,381,745
Capital Goods — 1.59%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,447,000	4,775,720
Boeing
3.25% 2/1/28		5,405,000	5,039,291
3.75% 2/1/50		9,140,000	6,876,007
Cemex 144A 9.125% 3/14/28 #, µ, y		915,000	909,740
Embraer Netherlands Finance 5.40% 2/1/27		1,000,000	963,074
GCC 144A 3.614% 4/20/32 #		910,000	774,317
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	2,400,000	2,029,173
0.625% 4/6/30	EUR	2,300,000	2,046,694
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #		4,245,000	4,309,992
SAN Miguel Industrias 144A 3.50% 8/2/28 #		1,130,000	964,822
Standard Industries 144A 3.375% 1/15/31 #		4,196,000	3,325,483
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #		1,340,000	224,544
Teledyne Technologies
2.25% 4/1/28		5,455,000	4,866,976
2.75% 4/1/31		5,315,000	4,519,710
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		670,000	652,942
UltraTech Cement 144A 2.80% 2/16/31 #		1,035,000	855,786
United Rentals North America 3.875% 2/15/31		2,426,000	2,137,509
			45,271,780
Communications — 5.11%
Altice Financing 144A 5.00% 1/15/28 #		815,000	660,743
Altice France 144A 5.50% 10/15/29 #		3,690,000	2,765,584
America Movil 4.70% 7/21/32		970,000	964,553

13

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
AT&T
3.50% 6/1/41	5,059,000	$3,988,794
3.50% 9/15/53	18,030,000	12,943,797
Axian Telecom 144A 7.375% 2/16/27 #	840,000	766,080
CCO Holdings 144A 4.25% 1/15/34 #	8,000,000	6,102,842
Cellnex Finance 144A 3.875% 7/7/41 #	8,368,000	6,232,014
Charter Communications Operating
3.85% 4/1/61	7,370,000	4,518,281
4.40% 12/1/61	9,909,000	6,650,535
Comcast
2.80% 1/15/51	1,378,000	931,780
3.20% 7/15/36	3,446,000	2,932,025
Connect Finco 144A 6.75% 10/1/26 #	5,240,000	5,000,915
Crown Castle
1.05% 7/15/26	3,060,000	2,720,273
2.10% 4/1/31	8,598,000	7,025,003
CSC Holdings 144A 4.625% 12/1/30 #	2,580,000	1,261,974
CT Trust 144A 5.125% 2/3/32 #	1,070,000	883,763
Directv Financing 144A 5.875% 8/15/27 #	5,086,000	4,468,914
Discovery Communications 4.00% 9/15/55	18,950,000	12,473,358
Frontier Communications Holdings
144A 5.00% 5/1/28 #	4,800,000	4,219,858
144A 5.875% 10/15/27 #	3,255,000	2,999,188
IHS Holding 144A 5.625% 11/29/26 #	1,010,000	847,713
Liberty Costa Rica Senior Secured Finance 144A 10.875% 1/15/31 #	1,600,000	1,549,648
Sprint Spectrum 144A 4.738% 9/20/29 #	1,705,000	1,694,151
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	1,375,000	1,108,149
Time Warner Cable 7.30% 7/1/38	10,225,000	10,605,566
T-Mobile USA
3.00% 2/15/41	13,210,000	9,826,638
3.75% 4/15/27	5,850,000	5,636,760
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	830,000	736,970
Verizon Communications
2.875% 11/20/50	2,755,000	1,830,570
4.50% 8/10/33	14,895,000	14,396,634
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	5,310,000	4,407,511
Warnermedia Holdings 144A 5.141% 3/15/52 #	3,285,000	2,627,881
		145,778,465

14

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 1.46%
Alibaba Group Holding 2.70% 2/9/41	820,000	$551,401
Alsea 144A 7.75% 12/14/26 #	875,000	869,865
Amazon.com 2.50% 6/3/50	3,585,000	2,424,784
Aptiv 3.10% 12/1/51	10,966,000	6,972,780
Arcos Dorados 144A 6.125% 5/27/29 #	690,000	658,389
Carnival
144A 4.00% 8/1/28 #	1,510,000	1,310,498
144A 7.625% 3/1/26 #	3,579,000	3,276,468
Ford Motor Credit
2.30% 2/10/25	915,000	853,203
2.90% 2/16/28	2,020,000	1,751,139
2.90% 2/10/29	1,330,000	1,104,885
4.542% 8/1/26	3,657,000	3,454,034
Future Retail 144A 5.60% 1/22/25 #	1,295,000	37,296
General Motors Financial 5.85% 4/6/30	5,720,000	5,721,059
Kia 144A 2.375% 2/14/25 #	915,000	870,846
MGM China Holdings
144A 4.75% 2/1/27 #	1,170,000	1,070,258
144A 5.25% 6/18/25 #	455,000	435,014
Nemak 144A 3.625% 6/28/31 #	940,000	703,355
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	2,100,000	1,853,755
Sands China
3.75% 8/8/31	735,000	607,588
4.30% 1/8/26	935,000	880,419
Studio City Finance 144A 6.50% 1/15/28 #	1,560,000	1,346,621
VICI Properties 4.95% 2/15/30	5,195,000	4,971,511
		41,725,168
Consumer Non-Cyclical — 3.87%
Amgen
5.15% 3/2/28	1,615,000	1,653,574
5.25% 3/2/30	1,595,000	1,638,765
5.25% 3/2/33	15,015,000	15,455,108
5.65% 3/2/53	1,150,000	1,192,285
Baxter International 3.132% 12/1/51	5,234,000	3,464,165
Central American Bottling 144A 5.25% 4/27/29 #	1,105,000	1,031,439
Coca-Cola Icecek 144A 4.50% 1/20/29 #	705,000	624,856
CVS Health
2.70% 8/21/40	10,910,000	7,826,910
4.78% 3/25/38	15,679,000	14,982,956
5.05% 3/25/48	2,860,000	2,671,710

15

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
DaVita
144A 3.75% 2/15/31 #	2,000,000	$1,612,348
144A 4.625% 6/1/30 #	3,500,000	3,051,892
GE HealthCare Technologies 144A 5.65% 11/15/27 #	1,615,000	1,668,437
HCA 3.50% 7/15/51	8,126,000	5,676,858
Indofood CBP Sukses Makmur 3.541% 4/27/32	850,000	726,760
InRetail Consumer 144A 3.25% 3/22/28 #	1,210,000	1,040,382
JBS USA Lux
144A 3.00% 2/2/29 #	3,868,000	3,319,495
144A 3.75% 12/1/31 #	445,000	370,931
144A 5.50% 1/15/30 #	790,000	755,212
MHP Lux 144A 6.25% 9/19/29 #	960,000	466,800
Natura Cosmeticos 144A 4.125% 5/3/28 #	915,000	763,925
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	114,110
Royalty Pharma
1.75% 9/2/27	7,435,000	6,523,233
3.35% 9/2/51	9,196,000	6,057,667
3.55% 9/2/50	3,376,000	2,323,245
Takeda Pharmaceutical
3.025% 7/9/40	2,810,000	2,191,055
3.175% 7/9/50	12,660,000	9,123,735
Tenet Healthcare
4.25% 6/1/29	9,515,000	8,738,099
6.125% 10/1/28	3,395,000	3,297,931
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	600,000	557,296
6.75% 3/1/28	640,000	637,901
Zoetis 5.40% 11/14/25	930,000	948,196
		110,507,276
Electric — 4.12%
AEP Transmission 5.40% 3/15/53	775,000	817,884
AES Andes 144A 7.125% 3/26/79 #, µ	800,000	754,276
Alfa Desarrollo 144A 4.55% 9/27/51 #	930,391	673,835
Appalachian Power 4.50% 8/1/32	7,755,000	7,519,334
Berkshire Hathaway Energy 2.85% 5/15/51	9,875,000	6,839,166
Calpine
144A 4.50% 2/15/28 #	1,270,000	1,184,787
144A 5.00% 2/1/31 #	4,275,000	3,606,359
144A 5.125% 3/15/28 #	1,268,000	1,172,918

16

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Cikarang Listrindo 144A 4.95% 9/14/26 #	1,154,000	$1,086,420
Colbun 144A 3.95% 10/11/27 #	770,000	726,998
Duke Energy 4.875% 9/16/24 µ, y	5,585,000	5,381,641
Duke Energy Carolinas 4.95% 1/15/33	4,060,000	4,174,072
Enel Finance America 144A 2.875% 7/12/41 #	6,725,000	4,484,226
Energo-Pro 144A 8.50% 2/4/27 #	1,020,000	979,200
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,231,333
Entergy Louisiana 4.95% 1/15/45	685,000	653,676
Entergy Texas 3.55% 9/30/49	2,160,000	1,652,066
Evergy Kansas Central 3.45% 4/15/50	3,230,000	2,442,149
Exelon 5.30% 3/15/33	1,430,000	1,473,384
JSW Hydro Energy 144A 4.125% 5/18/31 #	911,550	760,954
Louisville Gas and Electric 4.25% 4/1/49	8,025,000	7,025,620
Minejesa Capital 144A 5.625% 8/10/37 #	645,000	513,620
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	659,000	573,752
National Rural Utilities Cooperative Finance 5.80% 1/15/33	475,000	512,107
NextEra Energy Capital Holdings 3.00% 1/15/52	2,970,000	2,039,475
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,385,167
5.05% 10/1/48	3,280,000	3,015,026
Pacific Gas and Electric
3.25% 6/1/31	1,150,000	973,805
3.30% 8/1/40	13,248,000	9,290,584
4.95% 7/1/50	1,352,000	1,101,802
PacifiCorp 5.35% 12/1/53	1,325,000	1,382,008
PG&E 5.25% 7/1/30	3,570,000	3,293,754
Public Service of Colorado 5.25% 4/1/53	1,750,000	1,802,796
Southern 5.70% 10/15/32	1,830,000	1,933,931
Southern California Edison
3.45% 2/1/52	2,173,000	1,610,356
3.65% 2/1/50	9,065,000	7,069,992
4.00% 4/1/47	1,720,000	1,425,069
4.875% 3/1/49	7,525,000	7,077,702
UEP Penonome II 144A 6.50% 10/1/38 #	716,971	532,351
Vistra 144A 7.00% 12/15/26 #, µ, y	3,250,000	2,918,024
Vistra Operations 144A 5.125% 5/13/25 #	11,760,000	11,513,270
		117,604,889

17

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy — 3.71%
BP Capital Markets 4.875% 3/22/30 µ, y	8,350,000	$7,697,907
BP Capital Markets America 4.812% 2/13/33	1,500,000	1,526,714
Canacol Energy 144A 5.75% 11/24/28 #	695,000	555,580
CNX Resources 144A 6.00% 1/15/29 #	6,370,000	5,899,823
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	4,821,000	4,548,469
Diamondback Energy 4.25% 3/15/52	3,199,000	2,529,314
EIG Pearl Holdings 144A 4.387% 11/30/46 #	770,000	617,925
Energean Israel Finance 144A 4.875% 3/30/26 #	755,000	699,319
Energy Transfer
5.25% 4/15/29	1,975,000	1,982,697
5.75% 2/15/33	550,000	561,472
6.25% 4/15/49	11,420,000	11,346,296
6.50% 11/15/26 µ, y	9,375,000	8,320,313
Enterprise Products Operating
3.20% 2/15/52	14,770,000	10,426,410
3.30% 2/15/53	1,540,000	1,111,311
5.35% 1/31/33	630,000	656,321
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #	532,260	462,441
144A 2.94% 9/30/40 #	1,006,841	828,047
Geopark 144A 5.50% 1/17/27 #	770,000	640,275
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	1,160,000	1,240,529
Guara Norte 144A 5.198% 6/15/34 #	1,170,082	997,770
Kinder Morgan 5.20% 6/1/33	2,220,000	2,204,877
Kosmos Energy 144A 7.75% 5/1/27 #	1,345,000	1,163,850
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	695,701	535,313
Murphy Oil 5.875% 12/1/27	5,278,000	5,197,556
NuStar Logistics
5.625% 4/28/27	665,000	635,382
6.375% 10/1/30	6,373,000	6,143,986
ONEOK 7.50% 9/1/23	8,310,000	8,324,233
PDC Energy 5.75% 5/15/26	3,395,000	3,300,027
Targa Resources Partners 5.00% 1/15/28	4,110,000	4,024,019
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	615,000	553,131
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	7,605,000	6,652,801
Thaioil Treasury Center 144A 2.50% 6/18/30 #	1,010,000	830,231
TMS Issuer 144A 5.78% 8/23/32 #	690,000	726,722

18

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	865,000	$755,854
Tullow Oil 144A 10.25% 5/15/26 #	815,000	637,277
Valero Energy 3.65% 12/1/51	2,101,000	1,500,280
		105,834,472
Finance Companies — 1.84%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,225,837
3.00% 10/29/28	12,590,000	10,969,676
4.50% 9/15/23	1,235,000	1,227,620
6.50% 7/15/25	3,600,000	3,637,173
Air Lease
2.875% 1/15/32	6,310,000	5,178,273
3.00% 2/1/30	14,315,000	12,287,020
4.125% 12/15/26 µ, y	1,925,000	1,287,197
4.625% 10/1/28	5,320,000	5,093,297
5.85% 12/15/27	1,620,000	1,640,322
Aviation Capital Group
144A 3.50% 11/1/27 #	7,135,000	6,463,063
144A 6.25% 4/15/28 #	940,000	949,022
Bangkok Bank 144A 5.00% 9/23/25 #, µ, y	710,000	662,730
		52,621,230
Financials — 0.11%
Country Garden Holdings
4.20% 2/6/26	613,000	300,059
7.25% 4/8/26	615,000	319,881
GLP 3.875% 6/4/25	695,000	486,558
Inversiones La Construccion 144A 4.75% 2/7/32 #	1,125,000	898,420
MAF Global Securities 7.875% 6/30/27 µ, y	760,000	773,486
RKPF Overseas 2020 5.125% 7/26/26	545,000	310,888
		3,089,292
Government Agency — 1.16%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	468,305
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	1,055,000	953,465
Banco do Brasil 144A 6.25% 4/18/30 #	1,005,000	1,000,478
BOC Aviation USA 144A 4.875% 5/3/33 #	1,605,000	1,596,085

19

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Government Agency (continued)
CIMB Bank 144A 2.125% 7/20/27 #	965,000	$885,180
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	601,084
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	339,886
144A 4.25% 7/17/42 #	400,000	334,066
DAE Funding 144A 1.55% 8/1/24 #	500,000	473,289
Ecopetrol
5.875% 11/2/51	720,000	457,016
6.875% 4/29/30	965,000	872,583
Emirates NBD Bank PJSC
2.625% 2/18/25	510,000	487,611
6.125% 4/9/26 µ, y	740,000	733,207
First Abu Dhabi Bank 4.50% 4/5/26 µ, y	730,000	690,247
Freeport Indonesia
144A 5.315% 4/14/32 #	745,000	719,755
144A 6.20% 4/14/52 #	450,000	415,426
Georgian Railway JSC 4.00% 6/17/28	1,210,000	1,040,968
Greenko Power II 144A 4.30% 12/13/28 #	816,525	709,710
Huarong Finance 2019 3.875% 11/13/29	770,000	586,823
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	376,378
Interchile 144A 4.50% 6/30/56 #	690,000	566,042
Israel Electric 144A 3.75% 2/22/32 #	905,000	799,733
KazMunayGas National
144A 4.75% 4/19/27 #	280,000	266,765
144A 5.375% 4/24/30 #	700,000	642,808
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	1,345,000	1,275,865
OCP
144A 3.75% 6/23/31 #	350,000	294,219
144A 5.125% 6/23/51 #	595,000	440,666
144A 6.875% 4/25/44 #	430,000	397,238
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	661,794
Oryx Funding 144A 5.80% 2/3/31 #	1,250,000	1,217,706
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	772,017
144A 5.25% 5/15/47 #	870,000	762,200
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	813,847
7.69% 1/23/50	465,000	310,277
144A 10.00% 2/7/33 #	1,090,000	1,013,279

20

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Government Agency (continued)
Petronas Capital
144A 2.48% 1/28/32 #	800,000	$686,512
144A 3.50% 4/21/30 #	600,000	566,676
PTTEP Treasury Center 144A 2.587% 6/10/27 #	675,000	625,053
QazaqGaz NC JSC 144A 4.375% 9/26/27 #	1,820,000	1,699,370
QNB Finance 2.625% 5/12/25	1,075,000	1,027,486
SA Global Sukuk 144A 2.694% 6/17/31 #	370,000	330,626
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	143,338
144A 4.25% 4/16/39 #	1,442,000	1,326,861
Sino-Ocean Land Treasure IV
2.70% 1/13/25	620,000	206,150
4.75% 8/5/29	620,000	152,425
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	739,921	616,373
Uzbekneftegaz JSC
144A 4.75% 11/16/28 #	420,000	340,254
4.75% 11/16/28	350,000	283,545
YPF 144A 6.95% 7/21/27 #	1,475,000	1,063,501
		33,044,188
Industrials — 0.12%
Bidvest Group UK 144A 3.625% 9/23/26 #	1,165,000	1,062,236
CK Hutchison International 23
144A 4.75% 4/21/28 #	690,000	697,463
144A 4.875% 4/21/33 #	1,235,000	1,252,679
West China Cement 4.95% 7/8/26	470,000	370,811
		3,383,189
Insurance — 2.25%
AIA Group 144A 3.375% 4/7/30 #	690,000	640,523
American International Group 5.125% 3/27/33	6,510,000	6,544,345
Aon
2.90% 8/23/51	6,525,000	4,319,207
5.00% 9/12/32	4,930,000	4,991,126
Athene Holding
3.45% 5/15/52	5,435,000	3,307,744
3.95% 5/25/51	2,420,000	1,640,833
Brighthouse Financial
3.85% 12/22/51	2,738,000	1,706,086
4.70% 6/22/47	1,678,000	1,269,357
Elevance Health 5.125% 2/15/53	5,732,000	5,703,250

21

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Humana 5.75% 3/1/28	1,155,000	$1,205,323
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	7,200,000	7,292,232
MetLife 6.40% 12/15/66	45,000	45,192
Prudential Financial 3.70% 3/13/51	4,795,000	3,710,824
Sagicor Financial 144A 5.30% 5/13/28 #	1,300,000	1,253,330
UnitedHealth Group
4.50% 4/15/33	10,470,000	10,488,650
5.05% 4/15/53	9,965,000	10,130,949
		64,248,971
Natural Gas — 0.33%
Atmos Energy 2.85% 2/15/52	2,145,000	1,473,533
ENN Energy Holdings 144A 2.625% 9/17/30 #	1,065,000	903,623
Medco Laurel Tree 144A 6.95% 11/12/28 #	1,140,000	1,032,097
Sempra Energy 4.875% 10/15/25 µ, y	1,810,000	1,706,581
Southern Co. Gas Capital 5.15% 9/15/32	4,274,000	4,361,970
		9,477,804
Real Estate — 0.16%
American Homes 4 Rent 3.625% 4/15/32	4,070,000	3,561,297
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	1,300,000	969,287
		4,530,584
Technology — 1.83%
Autodesk 2.40% 12/15/31	6,390,000	5,362,703
Broadcom 144A 3.469% 4/15/34 #	8,477,000	7,006,970
Broadridge Financial Solutions 2.60% 5/1/31	5,289,000	4,442,825
CA Magnum Holdings 144A 5.375% 10/31/26 #	720,000	634,841
CDW
2.67% 12/1/26	1,425,000	1,295,852
3.276% 12/1/28	10,765,000	9,353,640
Entegris Escrow 144A 4.75% 4/15/29 #	3,030,000	2,821,573
Iron Mountain 144A 5.25% 7/15/30 #	2,410,000	2,222,832
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	7,560,000	6,631,105
NCR
144A 5.00% 10/1/28 #	825,000	720,412
144A 5.125% 4/15/29 #	1,020,000	883,421
Oracle
4.65% 5/6/30	1,015,000	995,449
5.55% 2/6/53	6,775,000	6,517,538

22

	Principal
	amount°		Value (US $)
Corporate Bonds (continued)
Technology (continued)
SK Hynix
144A 1.50% 1/19/26 #		585,000	$517,565
144A 6.50% 1/17/33 #		800,000	794,397
Tencent Holdings
144A 2.88% 4/22/31 #		580,000	503,354
144A 3.68% 4/22/41 #		645,000	503,101
TSMC Global 144A 4.625% 7/22/32 #		975,000	992,796
			52,200,374
Transportation — 2.17%
Abertis Infraestructuras Finance 3.248% 11/24/25 µ, y	EUR	4,300,000	4,206,002
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		825,300	727,271
American Airlines 144A 5.50% 4/20/26 #		885,231	870,309
Azul Investments
144A 5.875% 10/26/24 #		860,000	679,820
144A 7.25% 6/15/26 #		800,000	565,963
Burlington Northern Santa Fe 2.875% 6/15/52		3,840,000	2,705,455
Delta Air Lines
144A 7.00% 5/1/25 #		11,265,000	11,625,444
7.375% 1/15/26		2,635,000	2,780,344
ERAC USA Finance
144A 4.90% 5/1/33 #		1,600,000	1,598,961
144A 5.40% 5/1/53 #		1,000,000	1,008,505
Grupo Aeromexico 144A 8.50% 3/17/27 #		5,985,000	5,359,140
International Container Terminal Services 4.75% 6/17/30		1,670,000	1,582,325
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #		599,209	541,310
Mileage Plus Holdings 144A 6.50% 6/20/27 #		9,588,000	9,584,169
Rumo Luxembourg 144A 5.25% 1/10/28 #		595,000	554,094
Rutas 2 and 7 Finance 144A 2.81% 9/30/36 #, ^		1,431,000	931,330
United Airlines
144A 4.375% 4/15/26 #		5,365,000	5,130,143
144A 4.625% 4/15/29 #		12,586,000	11,403,884
			61,854,469

23

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.01%
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	490,000	$420,187
		420,187
Total Corporate Bonds (cost $1,205,300,233)		1,086,289,782

Municipal Bonds — 0.56%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24^	435,895	413,089
Series A-1 4.00% 7/1/35	951,451	853,395
Series A-1 4.00% 7/1/37	1,010,652	885,452
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	16,685,450	13,890,637
Total Municipal Bonds (cost $17,330,193)		16,042,573

Non-Agency Asset-Backed Securities — 1.67%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.729% 11/25/36 ~	1,177,141	1,152,848
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,447	1,360
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	4,450,000	3,957,986
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	12,025,649
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	21,687,400	18,735,398
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	680,000	629,087
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	1,020,000	1,008,908
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	1,518,623	1,439,131
PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	4,950,000	4,716,926
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	95,343	93,655
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	50,553	49,839
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,391,791
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	436,786	423,878

24

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	1,068,522	$1,062,830
Total Non-Agency Asset-Backed Securities (cost $53,549,702)		47,689,286

Non-Agency Collateralized Mortgage Obligations — 2.37%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.674% 1/25/45 #, •	780,721	742,777
Series 2015-1 B2 144A 3.674% 1/25/45 #, •	441,449	419,459
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	128,700	112,001
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 7.42% (LIBOR01M + 2.40%) 4/25/31 #, •	162,779	163,031
Series 2019-R01 2M2 144A 7.47% (LIBOR01M + 2.45%) 7/25/31 #, •	178,676	179,120
Series 2022-R01 1M2 144A 6.715% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,777,030
Series 2022-R02 2M2 144A 7.815% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,150,500
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,785,047	2,426,364
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	5,796,887	5,066,965
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	5,644,527	4,637,774
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.411% 6/25/29 #, •	546,605	485,407
Series 2014-2 B2 144A 3.411% 6/25/29 #, •	216,947	190,918
Series 2015-1 B2 144A 5.172% 12/25/44 #, •	1,463,953	1,375,758
Series 2015-4 B1 144A 3.548% 6/25/45 #, •	1,493,304	1,348,083
Series 2015-4 B2 144A 3.548% 6/25/45 #, •	1,087,108	979,382
Series 2015-5 B2 144A 5.974% 5/25/45 #, •	1,339,116	1,274,329
Series 2015-6 B1 144A 3.526% 10/25/45 #, •	1,010,093	941,522
Series 2015-6 B2 144A 3.526% 10/25/45 #, •	932,580	866,873
Series 2016-4 B1 144A 3.822% 10/25/46 #, •	954,172	869,689
Series 2016-4 B2 144A 3.822% 10/25/46 #, •	1,649,453	1,494,302
Series 2017-1 B3 144A 3.449% 1/25/47 #, •	2,854,437	2,417,957
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	239,318	219,002
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	239,043	216,195
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	1,045,047	896,496
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,926,184	1,582,632
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,761,176	3,090,336

25

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-11 A3 144A 2.50% 1/25/52 #, •	9,355,288	$7,686,688
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	4,367,428	3,588,458
Series 2021-13 B1 144A 3.143% 4/25/52 #, •	4,799,867	3,855,671
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	4,008,756	3,298,770
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,798,342	1,479,840
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,834,780	1,507,530
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	527,559	501,810
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,952,826	1,604,522
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	4,071,518	3,330,058
Sequoia Mortgage Trust
Series 2013-4 B2 3.441% 4/25/43 •	338,184	316,726
Series 2015-1 B2 144A 3.913% 1/25/45 #, •	635,321	606,557
Series 2015-2 B2 144A 3.767% 5/25/45 #, •	174,332	160,723
Series 2017-5 B1 144A 3.781% 8/25/47 #, •	214,197	199,429
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,421,771	1,182,389
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-20 A1 5.50% 12/25/21	1,082	1,077
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	576,203	501,422
Total Non-Agency Collateralized Mortgage Obligations (cost $79,512,523)		67,745,572

Non-Agency Commercial Mortgage-Backed Securities — 9.13%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,310,767
Series 2017-BNK5 B 3.896% 6/15/60 •	2,870,000	2,572,521
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,556,722
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,194,711
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,592,089
Series 2022-BNK39 A4 2.928% 2/15/55	7,305,000	6,286,170
Series 2022-BNK39 B 3.348% 2/15/55 •	3,195,000	2,456,958
Series 2022-BNK39 C 3.379% 2/15/55 •	2,092,000	1,438,468
Series 2022-BNK40 B 3.507% 3/15/64 •	4,550,000	3,583,986
Series 2022-BNK41 A4 3.916% 4/15/65 •	6,500,000	6,000,069

26

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	$25,343
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	10,040,225
Series 2020-B17 A5 2.289% 3/15/53	6,844,000	5,725,068
Series 2020-B19 A5 1.85% 9/15/53	835,000	671,399
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	2,903,152
Series 2020-B22 A5 1.973% 1/15/54	8,045,000	6,477,080
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	4,540,404
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,528,660
Series 2022-B32 C 3.572% 1/15/55 •	5,500,000	3,908,143
Series 2022-B33 B 3.736% 3/15/55 •	2,250,000	1,851,078
Series 2022-B33 C 3.736% 3/15/55 •	2,250,000	1,667,878
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,146,670
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,516,671
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,040,632
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,838,009
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,018,904
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,710,261
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,053,630
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	10,020,000	9,483,203
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	3,094,926
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	3,793,800	3,689,086
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,226,726
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	121,105
Series 2015-CR23 A4 3.497% 5/10/48	115,000	110,298
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,152,430
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,010,449
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	2,394,226
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,546,561
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,277,162
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	113,516

27

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	$6,740,281
Series 2019-GC42 A4 3.001% 9/10/52	5,440,000	4,820,780
Series 2020-GC47 A5 2.377% 5/12/53	14,745,000	12,435,062
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	9,362,776	8,959,929
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	270,986
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,570,000	7,434,503
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,774,686
Series 2016-JP2 AS 3.056% 8/15/49	180,000	163,566
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,356,000	3,260,197
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	3,870,698
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,457,121
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,284,591
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,553,515
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	24,197,529
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	214,061	196,133
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,317,468
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,246,823
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,476,289
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,386,446
Total Non-Agency Commercial Mortgage-Backed Securities (cost $303,215,485)		260,721,959

Loan Agreements — 3.18%
Amentum Government Services Holdings Tranche 3 8.906% (SOFR03M + 4.00%) 2/15/29 •	5,720,506	5,520,289
Applied Systems 9.398% (SOFR03M + 4.50%) 9/18/26 •	2,245,694	2,252,711
Applied Systems 2nd Lien 11.648% (SOFR03M + 6.75%) 9/17/27 •	5,848,974	5,870,908

28

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Bausch & Lomb 8.457% (SOFR03M + 3.25%) 5/10/27 •	1,980,137	$1,930,083
Berry Global Tranche Z 6.64% (LIBOR01M + 1.75%) 7/1/26 •	1,960,341	1,958,887
Calpine
7.03% (LIBOR01M + 2.00%) 4/5/26 •	924,000	921,795
7.53% (LIBOR01M + 2.50%) 12/16/27 •	651,390	649,872
Castlelake Aviation One Designated Activity
7.616% (LIBOR03M + 2.75%) 10/22/26 •	1,309,106	1,298,633
7.783% (SOFR03M + 2.75%) 10/22/27 •	2,114,700	2,092,231
Charter Communications Operating Tranche B2 6.795% (LIBOR03M + 1.75%) 2/1/27 •	1,948,992	1,923,277
Connect US Finco 8.53% (LIBOR01M + 3.50%) 12/11/26 •	1,889,560	1,881,968
Core & Main Tranche B-1 7.627% (SOFR01M + 2.60%) 7/27/28 •	2,618,597	2,605,503
Entegris Tranche B 7.661% (SOFR03M + 2.75%) 7/6/29 •	2,862,825	2,867,597
Epicor Software 2nd Lien 12.832% (SOFR01M + 7.85%) 7/31/28 •	2,085,000	2,085,650
Epicor Software Tranche C 8.275% (LIBOR01M + 3.25%) 7/30/27 •	1,725,305	1,706,704
Frontier Communications Tranche B 8.812% (LIBOR01M + 3.75%) 5/1/28 •	3,268,152	3,129,765
Hamilton Projects Acquiror 9.659% (LIBOR03M + 4.50%) 6/17/27 •	1,565,157	1,553,977
Hexion Holdings 1st Lien 9.454% (SOFR03M + 4.65%) 3/15/29 •	2,606,917	2,345,295
Informatica 7.812% (LIBOR01M + 2.75%) 10/27/28 •	1,722,600	1,720,088
LSF9 Atlantis Holdings Tranche B 12.148% (SOFR03M + 7.25%) 3/31/29 •	3,929,250	3,871,950
Mileage Plus Holdings 10.213% (LIBOR03M + 5.25%) 6/21/27 •	1,827,500	1,904,712
Organon & Co. 8.00% (LIBOR03M + 3.00%) 6/2/28 •	3,746,405	3,744,064
Peraton Tranche B 1st Lien 8.832% (LIBOR01M + 3.85%) 2/1/28 •	2,881,527	2,831,872
PG&E Tranche B 8.063% (LIBOR01M + 3.00%) 6/23/25 •	2,627,344	2,629,259
Prestige Brands Tranche B-5 2.025% (LIBOR01M + 2.00%) 7/3/28 •	19,003	18,987

29

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°		Value (US $)
Loan Agreements (continued)
RealPage 1st Lien 8.025% (LIBOR01M + 3.00%) 4/24/28 •		1,589,760	$1,546,837
Ryan Specialty Group Tranche B-1 8.082% (SOFR01M + 3.10%) 9/1/27 •		1,642,875	1,642,875
Scientific Games International Tranche B 7.981% (SOFR01M + 3.10%) 4/13/29 •		4,263,997	4,263,997
Sinclair Television Group Tranche B-4 8.832% (SOFR01M + 3.85%) 4/21/29 •		3,315,559	2,793,359
Standard Industries 7.329% (SOFR01M + 2.36%)9/22/28•		5,466,158	5,459,014
TK Elevator Midco Tranche B 8.602% (LIBOR03M + 3.50%) 7/30/27 •		21	21
UKG 1st Lien 8.271% (SOFR03M + 3.35%) 5/4/26 •		2,833,363	2,764,963
Vantage Specialty Chemicals 1st Lien 9.626% (SOFR01M + 4.75%) 10/26/26 •		6,134,625	5,910,055
Viasat 9.597% (SOFR01M + 4.61%) 3/2/29 •		3,993,556	3,873,750
Virgin Media Bristol 8.311% (SOFR03M + 3.35%) 3/31/31•		417,000	410,224
Vistra Operations 6.759% (LIBOR01M + 1.75%) 12/31/25 •		2,891,212	2,885,340
Total Loan Agreements (cost $91,569,473)			90,866,512

Sovereign Bonds — 1.49%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27#	EUR	400,000	403,014
			403,014
Angola — 0.04%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		433,000	380,692
8.25% 5/9/28		499,000	438,718
144A 8.75% 4/14/32 #		400,000	332,544
			1,151,954
Argentina — 0.02%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~		1,973,950	483,059
1.00% 7/9/29		100,503	23,866
1.50% 7/9/35 ~		703,250	157,335
			664,260

30

	Principal
	amount°	Value (US $)
Sovereign BondsΔ (continued)
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	753,000	$657,934
		657,934
Bahrain — 0.03%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	800,000	825,584
		825,584
Bermuda — 0.03%
Bermuda Government International Bond 144A 5.00% 7/15/32 #	900,000	904,383
		904,383
Brazil — 0.06%
Brazilian Government International Bonds
4.75% 1/14/50	1,072,000	792,893
5.00% 1/27/45	699,000	551,605
6.00% 10/20/33	300,000	295,242
		1,639,740
Chile — 0.04%
Chile Government International Bonds
3.50% 1/31/34	600,000	544,135
3.50% 1/25/50	700,000	541,784
		1,085,919
Colombia — 0.05%
Colombia Government International Bonds
4.125% 2/22/42	1,087,000	679,223
5.00% 6/15/45	728,000	491,560
5.20% 5/15/49	400,000	270,531
		1,441,314
Costa Rica — 0.01%
Costa Rica Government International Bond 144A
5.625% 4/30/43 #	300,000	262,199
		262,199
Dominican Republic — 0.08%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,602,000	1,385,315
144A 5.30% 1/21/41 #	500,000	395,552
144A 5.50% 2/22/29 #	400,000	382,126

31

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Sovereign BondsΔ (continued)
Dominican Republic (continued)
Dominican Republic International Bonds 144A 7.05% 2/3/31 #	200,000	$203,555
		2,366,548
Ecuador — 0.02%
Ecuador Government International Bonds
144A 2.50% 7/31/35 #, ~	939,584	347,989
144A 5.50% 7/31/30 #, ~	358,533	190,938
144A 6.61% 7/31/30 #, ^	101,490	31,472
		570,399
Egypt — 0.07%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	1,255,000	1,049,397
144A 8.70% 3/1/49 #	1,480,000	792,081
		1,841,478
El Salvador — 0.01%
El Salvador Government International Bond 6.375% 1/18/27	437,000	275,608
		275,608
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	435,000	322,579
		322,579
Ghana — 0.01%
Ghana Government International Bond 144A 7.875% 3/26/27 #	753,000	294,611
		294,611
Guatemala — 0.04%
Guatemala Government Bonds
144A 4.875% 2/13/28 #	594,000	580,264
144A 5.25% 8/10/29 #	450,000	440,097
		1,020,361
Honduras — 0.01%
Honduras Government International Bond 6.25% 1/19/27	200,000	180,092
		180,092

32

	Principal
	amount°		Value (US $)
Sovereign BondsΔ (continued)
Hong Kong — 0.02%
Airport Authority 144A 2.50% 1/12/32 #		745,000	$645,460
			645,460
Hungary — 0.01%
Hungary Government International Bond 144A 6.75% 9/25/52 #		200,000	208,300
			208,300
Indonesia — 0.05%
Indonesia Government International Bonds
4.65% 9/20/32		600,000	602,685
5.25% 1/17/42		400,000	404,362
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		294,000	298,991
			1,306,038
Ivory Coast — 0.05%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	167,572
144A 6.125% 6/15/33 #		1,320,000	1,119,418
			1,286,990
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	363,803
			363,803
Kazakhstan — 0.01%
Kazakhstan Government International Bond 4.875% 10/14/44		366,000	336,676
			336,676
Kenya — 0.02%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		615,000	463,727
			463,727
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		2,062,000	127,071
			127,071
Mexico — 0.08%
Mexico Government International Bonds
3.50% 2/12/34		956,000	823,432
4.875% 5/19/33		500,000	485,503

33

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°		Value (US $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexico Government International Bonds
6.338% 5/4/53		300,000	$309,842
6.35% 2/9/35		600,000	644,030
			2,262,807
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	303,648
144A 2.375% 12/15/27 #		400,000	355,292
			658,940
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30		500,000	375,385
144A 7.875% 2/16/32 #		1,103,000	819,794
			1,195,179
Oman — 0.04%
Oman Government International Bonds
144A 6.75% 1/17/48 #		889,000	861,246
7.375% 10/28/32		363,000	404,727
			1,265,973
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		250,000	86,230
			86,230
Panama — 0.02%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	428,125
			428,125
Paraguay — 0.02%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		727,000	620,881
			620,881
Peru — 0.07%
Peruvian Government International Bonds
2.392% 1/23/26		1,040,000	983,316
2.844% 6/20/30		1,042,000	926,421
			1,909,737

34

	Principal
	amount°		Value (US $)
Sovereign BondsΔ (continued)
Qatar — 0.05%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,569,000	$1,474,651
			1,474,651
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	300,000	306,653
			306,653
Romania — 0.01%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	100,599
144A 3.375% 1/28/50 #	EUR	359,000	238,920
			339,519
Saudi Arabia — 0.10%
Saudi Government International Bonds
144A 3.625% 3/4/28 #		1,170,000	1,138,585
4.50% 10/26/46		695,000	624,998
144A 4.875% 7/18/33 #		600,000	617,454
144A 5.50% 10/25/32 #		500,000	541,774
			2,922,811
Senegal — 0.02%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	140,580
144A 6.75% 3/13/48 #		563,000	378,550
			519,130
Serbia — 0.03%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	550,000	468,968
144A 3.125% 5/15/27 #	EUR	400,000	398,220
			867,188
South Africa — 0.05%
Republic of South Africa Government International Bonds
4.85% 9/30/29		430,000	386,931
4.875% 4/14/26		331,000	321,244
5.65% 9/27/47		200,000	145,028
5.75% 9/30/49		595,000	428,452
			1,281,655

35

Schedule of investments

Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Sovereign BondsΔ (continued)
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #	1,155,000	$390,289
144A 7.55% 3/28/30 #	310,000	104,758
		495,047
Trinidad and Tobago — 0.02%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	550,000	529,650
		529,650
Turkey — 0.10%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #	450,000	410,197
Turkey Government International Bonds
6.35% 8/10/24	300,000	294,527
7.625% 4/26/29	1,600,000	1,522,818
9.125% 7/13/30	560,000	560,342
		2,787,884
Ukraine — 0.01%
Ukraine Government International Bond 144A 7.75% 9/1/28 #	2,192,000	387,530
		387,530
Uruguay — 0.03%
Uruguay Government International Bonds
4.375% 1/23/31	608,000	614,507
5.10% 6/18/50	329,000	337,919
		952,426
Uzbekistan — 0.02%
Republic of Uzbekistan International Bond 144A 5.375% 2/20/29 #	666,000	617,730
		617,730
Total Sovereign Bonds (cost $54,509,954)		42,555,788

US Treasury Obligations — 6.30%
US Treasury Bonds
2.25% 8/15/46	19,395,000	14,687,166
3.625% 2/15/53	47,260,000	46,872,321
3.875% 2/15/43	14,725,000	14,884,905
US Treasury Notes
3.50% 4/15/26	13,890,000	13,895,425

36

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
3.50% 1/31/30	33,615,000	$33,638,635
3.50% 2/15/33	10,405,000	10,467,592
3.625% 3/31/28	1,460,000	1,468,041
3.625% 3/31/30	730,000	736,844
3.875% 11/30/29	10,000	10,219
4.00% 10/31/29	5,475,000	5,631,123
4.00% 2/28/30	150,000	154,641
4.125% 11/15/32	15,410,000	16,267,181
4.625% 2/28/25	1,710,000	1,724,295
US Treasury Strip Principal 2.26% 5/15/44 ^	43,355,000	19,388,109
Total US Treasury Obligations (cost $188,434,380)		179,826,497

	Number of
	shares
Common Stock — 0.06%
Transportation — 0.06%
Grupo Aeromexico =, †	140,061	1,558,008
Total Common Stock (cost $2,289,297)		1,558,008

	Notional
	amount*
Options Purchased — 0.03%
Put Swaptions — 0.03%
CDX.NA.HY.39.V1 5 yr strike price $100.50, expiration date 5/17/23	158,700,000	937,313
Total Options Purchased (cost $2,142,450)		937,313

	Number of
	shares
Short-Term Investments — 4.83%
Money Market Mutual Funds — 4.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.75%)	34,439,307	34,439,307
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.73%)	34,439,307	34,439,307
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.87%)	34,439,307	34,439,307

37

Schedule of investments

Delaware Diversified Income Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	34,439,307	$34,439,307
Total Short-Term Investments (cost $137,757,228)		137,757,228
Total Value of Securities Before Options Written—99.64% (cost $3,104,186,348)		2,844,297,356

	Notional
	amount*
Options Written — (0.01%)
Put Swaptions — (0.01%)
CDX.NA.HY.39.V1 5 yr strike price $96.50, expiration date 5/17/23	(158,700,000)	(102,044)
CDX.NA.HY.39.V1 5 yr strike price $98.50, expiration date 5/17/23	(83,200,000)	(147,394)
Total Options Written (premium received $1,586,830)		(249,438)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

38

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of Rule 144A securities was $580,166,408, which represents 20.32% of the Fund's net assets. See Note 9 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2023.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
JPMCB	EUR	(2,374,000)	USD	2,618,504	7/14/23	$(8,902)
JPMCB	EUR	(13,634,253)	USD	14,992,950	8/25/23	(156,194)
Total Foreign Currency Exchange Contracts						$(165,096)

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(297)	US Treasury 2 yr Notes	$(61,230,727)	$(60,642,984)	6/30/23	$—	$(587,743)	$(30,164)

39

Schedule of investments

Delaware Diversified Income Fund

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
2,552	US Treasury 5 yr Notes	$280,062,069	$274,378,292	6/30/23	$5,683,777	$—	$609,355
1,556	US Treasury 10 yr Notes	179,256,070	173,514,336	6/21/23	5,741,734	—	729,375
(328)	US Treasury 10 yr Ultra Notes	(39,836,627)	(38,326,487)	6/21/23	—	(1,510,140)	(246,000)
209	US Treasury Long Bonds	27,516,156	26,172,893	6/21/23	1,343,263	—	261,250
(6)	US Treasury Long Bonds	(789,938)	(751,344)	6/21/23	—	(38,594)	(7,500)
89	US Treasury Ultra Bonds	12,585,156	11,951,964	6/21/23	633,192	—	169,656
Total Futures Contracts			$386,296,670		$13,401,966	$(2,136,477)	$1,485,972

40

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]
Over-The-Counter: Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/23 Baa2 6/22/26-Quarterly	5,579,000	1.000%	$(61,381)	$26,232	$(87,613)
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	6,783,000	1.000%	47,773	134,699	(86,926)
Total CDS Contracts			$(13,608)	$160,931	$(174,539)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest (payments) receipt on swap contracts accrued daily in the amount of $(14,422).
41

Schedule of investments

Delaware Diversified Income Fund

Summary of abbreviations:

BB – Barclays Bank

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

ICE – Intercontinental Exchange, Inc.

JPM – JPMorgan

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PJSC – Private Joint Stock Company

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

yr – Year

Summary of currencies:

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

42

Statement of assets and liabilities
Delaware Diversified Income Fund	April 30, 2023 (Unaudited)
Assets:
Investments, at value*	$2,844,297,356
Cash	1,691,470
Cash collateral due from brokers	9,901,814
Foreign currencies, at valueΔ	711,610
Dividends and interest receivable	19,240,487
Receivable for securities sold	11,283,851
Receivable for fund shares sold	3,757,119
Variation margin due from broker on futures contracts	1,485,972
Upfront payments paid on over the counter credit default swap contracts	160,931
Prepaid expenses	44,992
Securities lending income receivable	59
Other assets	31,554
Total Assets	2,892,607,215
Liabilities:
Options written, at valueS	249,438
Payable for securities purchased	26,760,948
Payable for fund shares redeemed	6,502,523
Other accrued expenses	1,706,206
Cash collateral due to brokers	1,011,000
Investment management fees payable to affiliates	607,620
Distribution payable	399,543
Distribution fees payable to affiliates	322,633
Unrealized depreciation on over the counter credit default swap contracts	174,539
Unrealized depreciation on foreign currency exchange contracts	165,096
Administration expenses payable to affiliates	129,033
Swap payments payable	5,515
Total Liabilities	38,034,094
Total Net Assets	$2,854,573,121

Net Assets Consist of:
Paid-in capital	$3,404,745,447
Total distributable earnings (loss)	(550,172,326)
Total Net Assets	$2,854,573,121

43

Statement of assets and liabilities

Delaware Diversified Income Fund

Net Asset Value
Class A:
Net assets	$512,846,960
Shares of beneficial interest outstanding, unlimited authorization, no par	66,498,276
Net asset value per share	$7.71
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.07

Class C:
Net assets	$43,190,131
Shares of beneficial interest outstanding, unlimited authorization, no par	5,601,978
Net asset value per share	$7.71

Class R:
Net assets	$14,319,613
Shares of beneficial interest outstanding, unlimited authorization, no par	1,857,847
Net asset value per share	$7.71

Institutional Class:
Net assets	$2,116,144,852
Shares of beneficial interest outstanding, unlimited authorization, no par	274,215,112
Net asset value per share	$7.72

Class R6:
Net assets	$168,071,565
Shares of beneficial interest outstanding, unlimited authorization, no par	21,779,090
Net asset value per share	$7.72

*Investments, at cost	$3,104,186,348
ΔForeign currencies, at cost	755,440
SOptions written, premium received	(1,586,830)

See accompanying notes, which are an integral part of the financial statements.

44

Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2023 (Unaudited)

Investment Income:
Interest	$59,640,124
Dividends	1,631,481
Securities lending income	73,092
Foreign tax withheld	(15,173)
61,329,524

Expenses:
Management fees	6,586,664
Distribution expenses — Class A	641,337
Distribution expenses — Class C	225,885
Distribution expenses — Class R	36,967
Dividend disbursing and transfer agent fees and expenses	1,729,096
Accounting and administration expenses	184,643
Reports and statements to shareholders expenses	166,632
Registration fees	84,134
Legal fees	78,740
Custodian fees	73,823
Trustees’ fees and expenses	73,310
Audit and tax fees	23,984
Other	177,904
10,083,119
Less expenses waived	(2,996,884)
Less expenses paid indirectly	(118)
Total operating expenses	7,086,117
Net Investment Income (Loss)	54,243,407

45

Statement of operations

Delaware Diversified Income Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(108,402,008)
Foreign currencies	83,762
Foreign currency exchange contracts	(982,334)
Futures contracts	(7,031,588)
Options purchased	(845,869)
Swap contracts	569,854
Net realized gain (loss)	(116,608,183)

Net change in unrealized appreciation (depreciation) on:
Investments	249,603,506
Foreign currencies	363,395
Foreign currency exchange contracts	(739,721)
Futures contracts	21,713,469
Options purchased	(1,205,137)
Options written	1,337,392
Swap contracts	(289,118)
Net change in unrealized appreciation (depreciation)	270,783,786
Net Realized and Unrealized Gain (Loss)	154,175,603
Net Increase (Decrease) in Net Assets Resulting from Operations	$208,419,010

See accompanying notes, which are an integral part of the financial statements.

46

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months
	ended
	4/30/23	Year ended
	(Unaudited)	10/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$54,243,407	$95,855,138
Net realized gain (loss)	(116,608,183)	(156,271,542)
Net change in unrealized appreciation (depreciation)	270,783,786	(580,379,036)
Net increase (decrease) in net assets resulting from operations	208,419,010	(640,795,440)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,017,082)	(23,066,930)
Class C	(712,090)	(1,934,727)
Class R	(269,908)	(625,346)
Institutional Class	(42,439,424)	(104,246,421)
Class R6	(3,437,029)	(7,782,275)

Return of capital:
Class A	—	(288,676)
Class C	—	(29,940)
Class R	—	(8,363)
Institutional Class	—	(1,212,051)
Class R6	—	(88,931)
	(56,875,533)	(139,283,660)

Capital Share Transactions:
Proceeds from shares sold:
Class A	37,913,863	78,530,690
Class C	3,275,850	5,302,387
Class R	1,365,564	2,780,118
Institutional Class	395,379,938	651,922,761
Class R6	15,200,530	22,800,364

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,522,867	22,005,751
Class C	694,279	1,919,000
Class R	267,884	631,046
Institutional Class	40,841,858	101,807,214
Class R6	3,178,370	7,409,284
	507,641,003	895,108,615

47

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months
	ended
	4/30/23	Year ended
	(Unaudited)	10/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(75,171,592)	$(166,056,657)
Class C	(9,491,787)	(26,446,748)
Class R	(3,404,518)	(5,697,939)
Institutional Class	(412,347,541)	(1,321,551,288)
Class R6	(11,443,413)	(67,358,062)
	(511,858,851)	(1,587,110,694)
Decrease in net assets derived from capital share transactions	(4,217,848)	(692,002,079)
Net Increase (Decrease) in Net Assets	147,325,629	(1,472,081,179)

Net Assets:
Beginning of period	2,707,247,492	4,179,328,671
End of period	$2,854,573,121	$2,707,247,492

See accompanying notes, which are an integral part of the financial statements.

48

This page intentionally left blank.

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

50

Six months ended 4/30/23[1] (Unaudited)
	Year ended
	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$7.30	$9.17	$9.23	$8.85	$8.19	$8.74

0.14	0.21	0.19	0.22	0.27	0.29
0.42	(1.77)	(0.02)	0.42	0.68	(0.53)
0.56	(1.56)	0.17	0.64	0.95	(0.24)

(0.15)	(0.25)	(0.23)	(0.26)	(0.27)	(0.25)
—	(0.06)	— [3]	—	—	—
—	— [3]	—	—	(0.02)	(0.06)
(0.15)	(0.31)	(0.23)	(0.26)	(0.29)	(0.31)

$7.71	$7.30	$9.17	$9.23	$8.85	$8.19

7.67%	(17.34)%	1.90%	7.37%	11.82%[5]	(2.77)%

$512,847	$511,883	$716,494	$733,935	$751,229	$734,630
0.70%	0.70%	0.69%	0.69%	0.70%	0.77%
0.92%	0.89%	0.86%	0.86%	0.88%	0.87%
3.71%	2.57%	2.04%	2.47%	3.16%	3.37%
3.49%	2.38%	1.87%	2.30%	2.98%	3.27%
64%	106%	198%	112%	167%	122%
51

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

52

Six months ended 4/30/23[1] (Unaudited)
	Year ended
	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$7.30	$9.17	$9.22	$8.85	$8.19	$8.74

0.11	0.15	0.12	0.15	0.20	0.22
0.42	(1.77)	(0.01)	0.41	0.69	(0.52)
0.53	(1.62)	0.11	0.56	0.89	(0.30)

(0.12)	(0.19)	(0.16)	(0.19)	(0.21)	(0.19)
—	(0.06)	— [3]	—	—	—
—	— [3]	—	—	(0.02)	(0.06)
(0.12)	(0.25)	(0.16)	(0.19)	(0.23)	(0.25)

$7.71	$7.30	$9.17	$9.22	$8.85	$8.19

7.27%	(17.96)%	1.25%	6.45%	10.99%[5]	(3.49)%

$43,190	$46,151	$79,733	$149,707	$250,652	$382,168
1.45%	1.45%	1.44%	1.44%	1.45%	1.52%
1.67%	1.64%	1.61%	1.61%	1.63%	1.62%
2.96%	1.82%	1.29%	1.72%	2.41%	2.62%
2.74%	1.63%	1.12%	1.55%	2.23%	2.52%
64%	106%	198%	112%	167%	122%

53

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended 4/30/23[1] (Unaudited)
	Year ended
	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$7.30	$9.17	$9.22	$8.85	$8.19	$8.73

0.13	0.19	0.17	0.20	0.25	0.27
0.42	(1.77)	(0.01)	0.41	0.68	(0.52)
0.55	(1.58)	0.16	0.61	0.93	(0.25)

(0.14)	(0.23)	(0.21)	(0.24)	(0.25)	(0.23)
—	(0.06)	— [3]	—	—	—
—	— [3]	—	—	(0.02)	(0.06)
(0.14)	(0.29)	(0.21)	(0.24)	(0.27)	(0.29)

$7.71	$7.30	$9.17	$9.22	$8.85	$8.19

7.69%	(17.55)%	1.76%	6.99%	11.54%[5]	(2.90)%

$14,320	$15,253	$21,563	$26,403	$36,082	$46,060
0.95%	0.95%	0.94%	0.94%	0.95%	1.02%
1.17%	1.14%	1.11%	1.11%	1.13%	1.12%
3.46%	2.32%	1.79%	2.22%	2.91%	3.12%
3.24%	2.13%	1.62%	2.05%	2.73%	3.02%
64%	106%	198%	112%	167%	122%

55

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 4/30/23[1] (Unaudited)
	Year ended
	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$7.30	$9.18	$9.23	$8.86	$8.20	$8.74

0.15	0.23	0.21	0.25	0.29	0.31
0.43	(1.78)	(0.01)	0.40	0.68	(0.52)
0.58	(1.55)	0.20	0.65	0.97	(0.21)

(0.16)	(0.27)	(0.25)	(0.28)	(0.29)	(0.27)
—	(0.06)	— [3]	—	—	—
—	— [3]	—	—	(0.02)	(0.06)
(0.16)	(0.33)	(0.25)	(0.28)	(0.31)	(0.33)

$7.72	$7.30	$9.18	$9.23	$8.86	$8.20

7.95%	(17.22)%	2.27%	7.52%	12.09%[5]	(2.41)%

$2,116,145	$1,981,547	$3,129,804	$2,671,510	$2,619,167	$2,886,234
0.45%	0.45%	0.44%	0.44%	0.45%	0.52%
0.67%	0.64%	0.61%	0.61%	0.63%	0.62%
3.96%	2.82%	2.29%	2.72%	3.41%	3.62%
3.74%	2.63%	2.12%	2.55%	3.23%	3.52%
64%	106%	198%	112%	167%	122%

57

Financial highlights

Delaware Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended 4/30/23[1] (Unaudited)
	Year ended
	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
$7.30	$9.18	$9.23	$8.86	$8.20	$8.74

0.15	0.24	0.22	0.25	0.30	0.31
0.43	(1.78)	(0.01)	0.41	0.68	(0.51)
0.58	(1.54)	0.21	0.66	0.98	(0.20)

(0.16)	(0.28)	(0.26)	(0.29)	(0.30)	(0.28)
—	(0.06)	— [3]	—	—	—
—	— [3]	—	—	(0.02)	(0.06)
(0.16)	(0.34)	(0.26)	(0.29)	(0.32)	(0.34)

$7.72	$7.30	$9.18	$9.23	$8.86	$8.20

7.99%	(17.15)%	2.35%	7.61%	12.18%[5]	(2.33)%

$168,071	$152,413	$231,735	$38,057	$23,584	$17,835
0.36%	0.36%	0.36%	0.36%	0.36%	0.44%
0.56%	0.55%	0.53%	0.53%	0.54%	0.54%
4.05%	2.91%	2.37%	2.80%	3.50%	3.70%
3.85%	2.72%	2.20%	2.63%	3.32%	3.60%
64%	106%	198%	112%	167%	122%
59

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2023 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived

60

using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2023 and for all open tax years (years ended October 31, 2019–October 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

61

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund's successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund's investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

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Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than

63

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

$1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) (the “Affiliated Sub-Advisor”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisor serves as a sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.

DMC has contractually agreed to waive all or a portion of its investment advisory fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.45% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.36% of the Fund’s Class R6 shares average daily net assets from November 1, 2022 through April 30, 2023.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis.

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This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2023, the Fund paid $39,932 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2023, the Fund paid $968,557 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2023, the Fund paid $20,220 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2023, DDLP earned $6,898 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2023, DDLP received gross CDSC commissions of $3,369 and $976 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares

65

Notes to financial statements

Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from February 25, 2022 through February 28, 2024.

3. Investments

For the six months ended April 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$381,545,728
Purchases of US government securities	1,361,972,102
Sales other than US government securities	699,543,056
Sales of US government securities	1,138,563,296

At April 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$3,109,924,915
Aggregate unrealized appreciation of investments and derivatives	$32,725,546
Aggregate unrealized depreciation of investments and derivatives	(287,515,758)
Net unrealized depreciation of investments and derivatives	$(254,790,212)

At October 31, 2022, capital loss carryforwards available to offset future realized capital gains are as follows:

Loss carryforward character
Short-term	Long-term	Total
$101,343,801	$80,083,583	$181,427,384

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's

66

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$87,335,490	$—	$87,335,490
Agency Commercial Mortgage-Backed Securities	—	5,535,269	—	5,535,269
Agency Mortgage-Backed Securities	—	760,623,684	—	760,623,684
Collateralized Debt Obligations	—	47,182,339	—	47,182,339
Common Stock	—	—	1,558,008	1,558,008
Convertible Bonds	—	11,630,056	—	11,630,056
Corporate Bonds	—	1,086,289,782	—	1,086,289,782
Loan Agreements	—	90,866,512	—	90,866,512
Municipal Bonds	—	16,042,573	—	16,042,573

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Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Non-Agency Asset-Backed Securities	$—	$47,689,286	$—	$47,689,286
Non-Agency Collateralized Mortgage Obligations	—	67,745,572	—	67,745,572
Non-Agency Commercial Mortgage-Backed Securities	—	260,721,959	—	260,721,959
Sovereign Bonds	—	42,555,788	—	42,555,788
US Treasury Obligations	—	179,826,497	—	179,826,497
Options Purchased	—	937,313	—	937,313
Short-Term Investments	137,757,228	—	—	137,757,228
Total Value of Securities Before Options Written	$137,757,228	$2,704,982,120	$1,558,008	$2,844,297,356
Liabilities:
Options Written	$—	$(249,438)	$—	$(249,438)
Derivatives[1]
Assets:
Futures Contracts	$13,401,966	$—	$—	$13,401,966
Liabilities:
Foreign Currency Exchange Contracts	$—	$(165,096)	$—	$(165,096)
Futures Contracts	(2,136,477)	—	—	(2,136,477)
OTC Credit Default Swaps	—	(174,539)	—	(174,539)

1Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended April 30, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

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4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/23	Year ended 10/31/22
Shares sold:
Class A	4,969,139	9,350,545
Class C	430,518	622,663
Class R	179,474	335,176
Institutional Class	51,654,300	78,513,554
Class R6	1,984,651	2,774,201

Shares issued upon reinvestment of dividends and distributions:
Class A	1,244,154	2,648,564
Class C	90,735	229,257
Class R	35,023	75,911
Institutional Class	5,331,946	12,209,855
Class R6	414,895	889,088
	66,334,835	107,648,814

Shares redeemed:
Class A	(9,835,024)	(20,003,538)
Class C	(1,243,298)	(3,224,445)
Class R	(447,244)	(673,021)
Institutional Class	(54,043,446)	(160,502,371)
Class R6	(1,485,218)	(8,049,672)
	(67,054,230)	(192,453,047)
Net decrease	(719,395)	(84,804,233)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2023 and the year ended October 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
4/30/23	829,900	104,449	3,602,540	164,055	850,665	3,523,655	$35,014,631
Year ended
10/31/22	106,750	40,679	868,077	46,615	106,747	862,775	8,033,059

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Notes to financial statements

Delaware Diversified Income Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of April 30, 2023, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

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During the six months ended April 30, 2023, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2023, the Fund posted $9,722,814 in cash collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended April 30, 2023, the Fund entered into futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised,

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Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended April 30, 2023, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2023, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or

72

termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2023, the Fund entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At April 30, 2023, the Fund received $1,011,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.” At April 30, 2023, the Fund posted $179,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

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Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

Fair values of derivative instruments as of April 30, 2023 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due from broker on futures contracts*	$13,401,966	$—	$13,401,966
Options purchased, at value**	—	937,313	937,313
Total	$13,401,966	$937,313	$14,339,279

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(165,096)	$—	$—	$(165,096)
Variation margin due to broker on futures contracts*	—	(2,136,477)	—	(2,136,477)
Unrealized depreciation on over the counter credit default swap contracts	—	—	(174,539)	(174,539)
Options written, at value	—	—	(249,438)	(249,438)
Total	$(165,096)	$(2,136,477)	$(423,977)	$(2,725,550)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2023. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

**Included with Investments, at value.

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The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(982,334)	$—	$—	$—	$(982,334)
Interest rate contracts	—	(7,031,588)	(845,869)	—	(7,877,457)
Credit contracts	—	—	—	569,854	569,854
Total	$(982,334)	$(7,031,588)	$(845,869)	$569,854	$(8,289,937)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(739,721)	$—	$—	$—	$—	$(739,721)
Interest rate contracts	—	21,713,469	—	—	—	21,713,469
Credit contracts	—	—	(1,205,137)	1,337,392	(289,118)	(156,863)
Total	$(739,721)	$21,713,469	$(1,205,137)	$1,337,392	$(289,118)	$20,816,885

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2023:

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average notional value)	USD	404,845	USD	17,816,459
Futures contracts (average notional value)		415,838,961		75,094,064
Options contracts (average notional value)*		1,074,087		702,783
CDS contracts (average notional value)**	USD	15,386,500	USD	—

*Long represents purchased options and short represents written options.

**Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and

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Notes to financial statements

Delaware Diversified Income Fund

7. Offsetting (continued)

netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.” At April 30, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$(339,635)	$—	$(339,635)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(339,635)	$—	$—	$179,000	$—	$(160,635)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the

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value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At the six months ended April 30, 2023, the Fund had no securities out on loan.

9. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain

77

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risk (continued)

disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by

78

financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of

79

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risk (continued)

purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended April 30, 2023.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section (4)(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

80

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

12. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in the Fund's financial statements.

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Other Fund information (Unaudited)

Delaware Diversified Income Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits
(a)	(1)	Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2023